STOCK TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Stock Transactions
STOCK TRANSACTIONS

NOTE 10. STOCK TRANSACTIONS

On October 25, 2022 the Company issued 6,667 Series A preferred shares as consideration for nonemployee services

On November 11, 2022 the Company issued 105126 Series A preferred shares in satisfaction of $761,500 of convertible indebtedness and $380,262 of accrued interest on convertible indebtedness.

On November 11, 2022 the Company issued 11,279 common shares in satisfaction of $25,639 of accrued interest on convertible indebtedness.

On December 5, 2022 the Company issued 1,112 Series A preferred shares as consideration for nonemployee services.

NOTE 11. STOCK TRANSACTIONS

On October 1, 2021 the Company issued 67,812 common shares in satisfaction of $425,000 of convertible indebtedness and $154,991 of accrued interest on convertible indebtedness.

On October 1, 2021 the Company issued 3914 shares of Series A Preferred stock in satisfaction of $50,000 of convertible indebtedness and $23,369 of accrued interest on convertible indebtedness.

On October 29, 2021 the Company issued 17,165 common shares in satisfaction of $140,000 of convertible indebtedness and $54,000 of accrued interest on convertible indebtedness.

On November 4 , 2021 the Company issued 5,751 common shares in satisfaction of $50,000 of convertible indebtedness and $69,012 of accrued interest on convertible indebtedness.

On November 24, 2021 the Company issued 51,570 common shares in satisfaction of $95,964 of convertible indebtedness and $36,967 of accrued interest on convertible indebtedness.

On December 10 2021 the Company issued 950 shares of Series A Preferred stock in satisfaction of $25,000 of convertible indebtedness and $10,625 of accrued interest on convertible indebtedness.

On March 28, 2022 the Company issued 10,667 common shares in satisfaction of $48,420 of convertible indebtedness and $39,708 of accrued interest on convertible indebtedness.

On April 5, 2022 the Company issued 26,667 common shares in satisfaction of $218,617 of convertible indebtedness and $1,701 of accrued interest on convertible indebtedness.

On April 8, 2022 the Company issued 66,666 common shares in satisfaction of $550,161 of convertible indebtedness and $1,500 of accrued interest on convertible indebtedness.

On May 16, 2022 the Company issued 66,667 common shares in satisfaction of $334,800 of convertible indebtedness.

On June 8, 2022 the Company issued 66,667 common shares in satisfaction of $334,800 of convertible indebtedness.

On July 15 2022 the Company issued 33,333 common shares in satisfaction of $132,650 of convertible indebtedness and $32,950 of accrued interest on convertible indebtedness.

On July 20, 2022 the Company issued 36343 common shares in satisfaction of $180,552 of convertible indebtedness.

On August 4, 2022 the Company issued 4,667 common shares pursuant to contractual obligations imposed by a previously issued convertible note which has now been fully converted.